Derivative Warrant Liabilities (Details) - $ / shares	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Class of Warrant or Right, Outstanding	10,000,000	10,000,000
Initial public offering	6,000,000
Warrants term	5 years	5 years
Warrant exercise price	$ 11.50	$ 11.50
Private Placement [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants, description	Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):	the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days' prior written notice of redemption; and if, and only if, the last sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30 trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Initial public offering	10,000,000
Common Class A [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Description of warrants	the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants for cash” will be adjusted (to the nearest cent) to be equal to 185% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants for cash” will be adjusted (to the nearest cent) to be equal to 185% of the higher of the Market Value and the Newly Issued Price.